S-K 1603(a) SPAC Sponsor	Oct. 14, 2025
SPAC Sponsor [Line Items]
SPAC Sponsor Business, General Character [Text Block]

Our sponsor (and/or its designees) has committed to purchase from us an aggregate of (i) 275,000 units (the “private units”) at a price of $10.00 per private unit, with each private unit consisting of one Class A ordinary share (the “private shares”) and one-half of one warrant (each whole warrant, a “private warrant”) to purchase one Class A ordinary share at an exercise price of $11.50 per share by exercising a whole private warrant, and (ii) 1,000,000 warrants (“$15 Exercise Price Warrants” and, together with the private units, the “private placement securities”) at a price of $0.10 per warrant, each exercisable to purchase one Class A ordinary share at $15.00 per share, for an aggregate purchase price of $2,850,000. The $15 Exercise Price Warrants will become exercisable on the later of 30 days after the completion of our initial business combination and 12 months from the closing of this offering, and will expire five years (or ten years with respect to the $15 Exercise Price Warrants (as defined below)) after the completion of our initial business combination or earlier upon redemption or our liquidation, as described herein.These purchases will take place on a private placement basis simultaneously with the consummation of this offering.

Our initial shareholders currently own an aggregate of 5,750,000 Class B ordinary shares (which were purchased for $10,000 and which we refer to as “founder shares”) (up to 750,000 Class B ordinary shares will be surrendered to us for no consideration after the closing of this offering depending on the extent to which the underwriters’ over-allotment option is exercised, which will automatically convert into Class A ordinary shares concurrently with or immediately following the consummation of our initial business combination, or earlier at the option of the holders thereof on a one-for-one basis, subject to the adjustments described herein. Prior to the closing of our initial business combination, only holders of our Class B ordinary shares (i) will have the right to vote to appoint and remove directors prior to or in connection with the completion of our initial business combination and (ii) will be entitled to vote on continuing our company in a jurisdiction outside the Cayman Islands (including any special resolution required to amend our constitutional documents or to adopt new constitutional documents, in each case, as a result of our approving a transfer by way of continuation in a jurisdiction outside the Cayman Islands). On any other matters submitted to a vote of our shareholders prior to or in connection with the completion of our initial business combination, holders of the Class B ordinary shares and holders of the Class A ordinary shares will vote together as a single class, except as required by law.

If we are unable to complete our initial business combination within the completion window, or by such earlier liquidation date as our board of directors may approve, the founder shares, private units (and the underlying securities) and the $15 Exercise Price Warrants (and the underlying securities) will be worthless, except to the extent they receive liquidating distributions from assets outside the trust account. Additionally, we will repay up to $150,000 in loans made to us by our sponsor to cover offering-related and organizational expenses and we will reimburse our sponsor an amount equal to $15,000 per month for office space, administrative and support services made available to us, as described elsewhere in this prospectus. We will repay any loans which may be made by our sponsor or an affiliate of our sponsor or certain of our directors and officers to finance transaction costs in connection with an intended initial business combination; up to $1,500,000 of such loans may be convertible into private units at a price of $10.00 per unit at the option of the lender. Upon consummation of this offering, we will also reimburse our sponsor, directors or officers, or our or any of their respective affiliates for any out-of-pocket expenses related to identifying, investigating and completing an initial business combination.

Fg Imperii Investors Llc [Member]
SPAC Sponsor [Line Items]
SPAC Sponsor, Affiliate, or Promoter	Sponsor
SPAC Sponsor Name	FG Imperii Investors LLC
SPAC Sponsor Form of Organization	Limited Liability Company
Larry G. Swets, Jr. [Member]
SPAC Sponsor [Line Items]
Experience and Involvement in Other SPACs [Text Block]

Our Chief Executive Officer, Mr. Swets, served as senior advisor to Aldel Financial Inc. (NYSE: ADF), a special purpose acquisition company which merged with Hagerty, Inc. (NYSE: HGTY), a leading specialty insurance provider focused on the global automotive enthusiast market. Mr. Swets also served as the Chief Executive Officer and a member of the board of directors of FG Acquisition Corp. (TSX: FGAA.U), a special purpose acquisition company which merged with Strong/MDI Screen Systems, Inc. and was renamed Saltire Capital Ltd. (TSX: SLT). Previously, Mr. Swets served as a Director and Chief Executive Officer of FG New America Acquisition Corp. (NYSE: FGNA), a special purpose acquisition company which merged with OppFi Inc. (NYSE: OPFI), a leading financial technology platform that powers banks to help everyday consumers gain access to credit. Mr. Swets is senior advisor to Aldel Financial II, Inc. which is a special purpose acquisition company that is in the process of searching for a business combination target. Mr. Swets is also the Chief Executive Officer of FG Merger II Corp., a special purpose acquisition company that entered into a business combination agreement with Boxabl Inc. and is currently in the process of completing its initial business combination. In addition, Mr. Swets is the Chief Executive Officer of FG Merger III Corp., a special purpose acquisition company that is currently in the process of completing its initial public offering.

Material Roles and Responsibilities [Text Block]

Larry G. Swets Jr. has served as our Chief Executive Officer since September 2025. Mr Swets has over 25 years of experience within financial services encompassing both non-executive and executive roles.

Mr. Swets founded Itasca Financial LLC, an advisory and investment firm, in 2005 and has served as its managing member since inception. Mr. Swets also founded and is the President of Itasca Golf Managers, Inc., a management services and advisory firm focused on the real estate and hospitality industries, in August 2018 and director of GreenFirst Forest Products Inc. (TSXV: GFP), a public company focused on investments in the forest products industry, since June 2016. Since September 2023, Mr. Swets has served as Chief Executive Officer of FG Merger II Corp., a special purpose acquisition company in the process of completing its business combination. Since Februaury 2024, Mr Swets has served as Head of Merchant Banking of FG Nexus Inc.(“FGNX”), formerly FG Financial Group Inc. (“FGF”) which operates as a Ehereum Treasury Company and previously as a reinsurance and asset management holding company. Mr. Swets has also served as a senior advisor to Aldel Financial II Inc. since October 2024, a special purpose acquisition companies in the process of completing its business combination. From October 2021 to September 2024, Mr. Swets also served as Chief Executive Officer and a member of the board of directors of FG Acquisition Corp (TSX:FGAA.U), a special purpose acquisition company which merged with Strong/MDI Screen Systems, Inc. and was renamed as Saltire Capital Ltd. (TSX: SLT). Since September 2023, Mr. Swets serves as CEO of FG Merger III Corp., a special purpose acquisition company in the process of completing its IPO and is focused on searching for a target company in the financial services sector. Since September 2024, Mr. Swets serves as Executive Chairman of Saltire Capital Ltd. (TSX: SLT). Since June 2025, Mr. Swets has served as Chief Executive Officer of Greenland Exploration Corp.

Previously, Mr. Swets served as a director of FG Merger Corp. (Nasdaq: FGMCU), a special purpose acquisition company which merged with iCoreConnect Inc. (Nasdaq: ICCT), a market leading, cloud-based software and technology company focused on increasing workflow productivity and customer profitability through its enterprise and healthcare workflow platform of applications and services, from February 2022 to August 2023, and as a director and Chief Executive Officer of FG New America Acquisition Corp. (NYSE: FGNA), a special purpose acquisition company which merged with OppFi Inc. (NYSE: OPFI), a leading financial technology platform that powers banks to help everyday consumers gain access to credit, from July 2020 to July 2021. From October 2021 to September 2024, Mr. Swets also served as Chief Executive Officer and a member of the board of directors of FG Acquisition Corp (TSX:FGAA.U), a special purpose acquisition company which merged with Strong/MDI Screen Systems, Inc. and was renamed as Saltire Capital Ltd. (TSX: SLT). Mr.Swets served as Senior Advisor to Aldel Financial Inc. (NYSE: ADF), a special purpose acquisition company which merged with Hagerty, Inc. (NYSE: HGTY), a leading specialty insurance provider focused on the global automotive enthusiast market, from April 2021 to December 2021.

Mr. Swets also served as Chief Executive Officer of FG Nexus (“FGNX”), formerly FG Financial Group Inc. (“FGF”). from November 2020 to February 2024, after having served as interim CEO from June 2020 to November 2020, Chief Executive Officer of GreenFirst Forest Products Inc. (TSXV: GFP) (formerly Itasca Capital Ltd.) from June 2016 to June 2021, Chief Executive Officer of Kingsway Financial Services Inc. (NYSE: KFS) from July 2010 to September 2018, including as its President from July 2010 to March 2017. He served as Chief Executive Officer and director of 1347 Capital Corp., a special purpose acquisition company which merged with Limbach Holdings, Inc. (Nasdaq: LMB), from April 2014 to July 2016. He was also a founder and served as Chairman of the Board of Unbounded Media Corporation from June 2019 to September 2023. Mr. Swets also previously served as a member of the board of directors of FG Nexus, formerly FG Financial Group Inc., from November 2013 to February 2024, FG Group Holdings, Inc. from October 2021 to February 2024, Harbor Custom Development, Inc. (Nasdaq: HCDI) from February 2020 to November 2023, Limbach Holdings, Inc. (Nasdaq: LMB) from July 2016 to August 2021, Kingsway Financial Services Inc. (NYSE: KFS) from September 2013 to December 2018, Atlas Financial Holdings, Inc. (OTC: AFHIF) from December 2010 to January 2018, FMG Acquisition Corp. (Nasdaq: FMGQ) from May 2007 to September 2008, United Insurance Holdings Corp. from 2008 to March 2012; and Risk Enterprise Management Ltd. from November 2007 to May 2012. Mr. Swets served as director of Insurance Income Strategies Ltd. from October 2017 to December 2021.

Prior to founding Itasca Financial LLC, Mr. Swets served as an insurance company executive and advisor, including the role of director of investments and fixed income portfolio manager for Lumbermens Mutual Casualty Company, formerly known as Kemper Insurance Companies. Mr. Swets began his career in insurance as an intern in the Kemper Scholar program in 1994. Mr. Swets earned a Master’s Degree in Finance from DePaul University in 1999 and a Bachelor’s Degree from Valparaiso University in 1997. He is a member of the Young Presidents’ Organization and holds the Chartered Financial Analyst (CFA) designation.

Hassan R. Baqar [Member]
SPAC Sponsor [Line Items]
Experience and Involvement in Other SPACs [Text Block]

Our Chief Financial Officer and Secretary, Mr. Baqar, served as Chief Financial Officer of Aldel Financial Inc. (NYSE: ADF), a special purpose acquisition company which merged with Hagerty, Inc. (NYSE: HGTY), a leading specialty insurance provider focused on the global automotive enthusiast market. In addition, Mr. Baqar also served as Chief Financial Officer and a member of the board of directors of FG Acquisition Corp. (TSX: FGAA.U), a special purpose acquisition company which merged with Strong/MDI

Screen Systems, Inc. and was renamed Saltire Capital Ltd. (TSX: SLT), as Chief Financial Officer of FG New America Acquisition Corp. (NYSE: FGNA), a special purpose acquisition company which merged with OppFi Inc. (NYSE: OPFI), a leading financial technology platform that powers banks to help everyday consumers gain access to credit, as Chief Financial Officer and director of 1347 Capital Corp., a special purpose acquisition company which merged with Limbach Holdings, Inc. (Nasdaq: LMB). Mr. Baqar is Chief Financial Officer of Aldel Financial II, Inc. which is a special purpose acquisition company that is in the process of searching for business combination targets. Mr. Baqar is also the Chief Financial Officer of FG Merger II Corp., a special purpose acquisition company that entered into a business combination agreement with Boxabl Inc. and is currently in the process of completing its initial business combination. In addition, Mr. Baqar is the Chief Financial Officer of FG Merger III Corp., a special purpose acquisition company that is currently in the process of completing its initial public offering.

Material Roles and Responsibilities [Text Block]

Hassan R. Baqar has served as our Chief Financial Officer since inception. Mr. Baqar has over 20 years of experience within financial services and other industries focused on corporate development, mergers & acquisitions, capital raising, investments and real estate transactions. Mr. Baqar has served as the founder and managing member of Sequoia Financial LLC, a financial services and advisory firm, since January 2019. Mr. Baqar has also serves as a Chief Financial Officer of Aldel Financial II Inc., a special purpose acquisition company in the process of completing its business combination since October 2024, as a Chief Financial Officer of FG Merger II Corp., a special purpose acquisition company in the process of completing its business combination since October 2023, as a director of Fundamental Global Reinsurance Ltd., a Cayman Islands reinsurance company since June 2020. Since September 2024, Mr. Baqar serves as Chief Financial Officer of Saltire Capital Ltd. (TSX: SLT). Since September 2023, Mr. Baqar serves as CFO of FG Merger III Corp., a special purpose acquisition company in the process of completing its IPO. Since June 2025, Mr. Baqar serves as Chief Financial Officer of Greenland Exploration Corp.

Previously, Mr. Baqar served as Chief Financial Officer from August 2021 to February 2024 and Executive Vice President from December 2021 to February 2024 of FG Nexus Inc. (“FGNX”), formerly FG Financial Group Inc. (“FGF”)., which operates as a Ehereum Treasury Company and previously as a reinsurance and asset management holding company, as Chief Financial Officer of FG New America Acquisition II Corp., a special purpose acquisition company in the process of going public and focused on merging with a company in the InsureTech, FinTech, broader financial services and insurance sectors, from February 2021 to October 2023, as Chief Financial Officer of Insurance Income Strategies Ltd., a former Bermuda based reinsurance company from October 2017 to December 2021, as a director of GreenFirst Forest Products Inc. (TSXV: GFP) (formerly Itasca Capital Ltd.), a public company focused on investments in the forest products industry, from August 2019 to December 2021, as Chief Financial Officer of GreenFirst Forest Products Inc. from June 2016 to December 2020, as a director and Chief Financial Officer of Unbounded Media Corporation from June 2019 to September 2023, and as a director, treasurer and secretary of Sponsor Protection Coverage and Risk, Inc., a South Carolina captive insurance company from October 2022 to April 2024. Mr. Baqar served as a director of FG Merger Corp. (Nasdaq: FGMCU) from December 2021 to August 2023, a special purpose acquisition company which merged with iCoreconnect Inc. (Nasdaq: ICCT), a market leading, cloud-based software and technology company focused on increasing workflow productivity and customer profitability through its enterprise and healthcare workflow platform of applications and services, and as Chief Financial Officer of Aldel Financial Inc. (NYSE: ADF) from January 2021 to December 2021, a special purpose acquisition company which merged with Hagerty, Inc. (NYSE: HGTY), a leading specialty insurance provider focused on the global automotive enthusiast market. From July 2020 to July 2021, Mr. Baqar served as Chief Financial Officer of FG New America Acquisition Corp. (NYSE: FGNA), a special purpose acquisition company, which merged with OppFi Inc. (NYSE: OPFI), a leading financial technology platform that powers banks to help everyday consumers gain access to credit. Previously, he served as Vice President of Kingsway Financial Services Inc. (NYSE: KFS) (“Kingsway”) from January 2014 to January 2019 and as a Vice President of Kingsway’s subsidiary Kingsway America Inc. from January 2010 to January 2019. Mr. Baqar also served as Chief Financial Officer and director of 1347 Capital Corp. from April 2014 to July 2016, a special purpose acquisition company which merged with Limbach Holdings,

Inc. (Nasdaq: LMB). Mr. Baqar served as a member of the board of directors of FG Nexus Inc. from October 2012 to May 2015. He also served as the Chief Financial Officer of United Insurance Holdings Corp. (NYSE: UIHC), a publicly held property and casualty insurance holding company, from August 2011 to April 2012.

His previous experience also includes director of finance at Itasca Financial, LLC from 2008 to 2009 and positions held at Lumbermens Mutual Casualty Company (a Kemper Insurance company), a diversified mutual property-casualty insurance provider, from June 2000 to April 2008, where he most recently served as a senior analyst. Mr. Baqar earned a Master’s Degree in Business Administration from Northeastern Illinois University in 2009 and a Bachelor’s Degree in Accounting and Business Administration from Monmouth College in 2000. He also holds a Certified Public Accountant designation.

Anthony C. Tony Scuderi [Member]
SPAC Sponsor [Line Items]
Experience and Involvement in Other SPACs [Text Block]

Anthony C. “Tony” Scuderi, our President, also serves a senior advisor to the board of directors of FG Merger III Corp., a special purpose acquisition company that is currently in the process of completing its initial public offering.

Material Roles and Responsibilities [Text Block]

Anthony C. “Tony” Scuderi has served as our President since September, 2025. Mr. Scuderi has over 20 years of experience within investment banking. He has worked on many successful transactions for public and private companies, specializing in financial services, fintech, and crypto/web3. Mr. Scuderi is Chief Executive Officer and Chairman of Imperii Partners, an M&A and strategic capital advisor in crypto and web3. He has served in this role from July 2019 to present. Imperii Partners is a crypto-native investment bank, focusing on advisory for the promising companies in the industry.

Prior to his roles at Imperii, in 2018 and 2019, Mr. Scuderi served as advisor in the private equity and hedge fund industries. Previously, he served as Managing Director in the San Francisco office of Keefe, Bruyette, & Woods (“KBW”), a financial sector specialist investment bank, which was acquired by Stifel Financial. During his 14-year tenure at KBW, from 2005 to 2018, Mr. Scuderi was actively involved in transactions across the firm’s financial technology, banking, exchanges, and asset management practices.

Mr. Scuderi began his career in 1999, in business development and strategic partnerships for HarvardNet, an enterprise-focused data center and web services provider. He earned a MBA from Boston College’s Carroll School of Management and a B.S. from the University of New Hampshire. Mr. Scuderi is a Director Emeritus of The Olympic Club Foundation and served as President in 2019 & 2020. He is also a former member of the Young Presidents’ Organization.

Scott D. Wollney [Member]
SPAC Sponsor [Line Items]
Experience and Involvement in Other SPACs [Text Block]

Our director and Chairman, Scott D. Wollney, is a member of the board of directors of FG Merger II Corp., a special purpose acquisition company that entered into a business combination agreement with Boxabl Inc. and is currently in the process of completing its initial business combination. In addition, Mr. Wollney is also a member of the board of directors of FG Merger III Corp., a special purpose acquisition company that is currently in the process of completing its initial public offering.

Material Roles and Responsibilities [Text Block]

Scott D. Wollney has served as chairman of our board of directors since September 2025. Since March 30, 2015, Mr. Wollney has served as a director of FG Nexus (“FGNX”), formerly FG Financial Group Inc. (“FGF”). Since December 2010, Mr. Wollney has served as the President, Chief Executive Officer and as a Director of Atlas Financial Holdings, Inc. (“Atlas”), a holding company focused on specialty commercial automobile insurance business. From July 2009 until December 2010, Mr. Wollney was President and Chief Executive Officer of Kingsway America Inc. (KAI), a property and casualty holding company and subsidiary of Kingsway Financial Services Inc. From May 2008 to March 2009, he was the President and Chief Executive Officer of Lincoln General Insurance Company (a subsidiary of KAI), a property and casualty insurance company. Mr. Wollney co-founded Avalon Risk Management, Inc., an insurance broker, in 1998, and served as its President, from 2002 to 2008. Mr. Wollney has more than 30 years of experience in property and casualty insurance. During his tenure in the industry, Mr. Wollney has held executive positions at both insurance companies, as well as brokerage operations. Mr. Wollney is a MBA graduate of Northwestern University’s Kellogg School of Management with a concentration in finance and management strategy and holds a Bachelor of Arts degree from the University of Illinois.

Richard E. Govignon, Jr [Member]
SPAC Sponsor [Line Items]
Experience and Involvement in Other SPACs [Text Block]

Our director, Dr. Richard E. Govignon Jr, served as a member of the board of directors of FG Acquisition Corp (TSX: FGAA.U), a special purpose acquisition company which merged with Strong/MDI Screen Systems, Inc. and was renamed Saltire Capital Ltd. (TSX: SLT). Dr. Govignon is a member of the board of directors of FG Merger II Corp., a special purpose acquisition company that entered into a business combination agreement with Boxabl Inc. and is currently in the process of completing its initial business combination. In addition, Dr. Govignon is also a member of the board of directors of FG Merger III Corp., a special purpose acquisition company that is currently in the process of completing its initial public offering.

Material Roles and Responsibilities [Text Block]

Dr. Richard E. Govignon, Jr has served as our director since September, 2025. Dr. Govignon has been a Partner of Dnerus Financial, a family asset management company, since June 2021. Dr. Govignon is an experienced corporate director and trustee in the U.S. and Canada, with broad exposure to numerous industries. Dr. Govignon has served as a director of FG Nexus (“FGNX”), formerly FG Financial Group Inc. (“FGF”), a reinsurance and asset management holding company focused on collateralized and loss-capped reinsurance and merchant banking, since December 2021. Since September 2024, Dr. Govignon has served as the director of Saltire Capital Ltd. (TSX: SLT.U), a company that combines investment in public and private markets with a publicly traded, permanent capital vehicle, providing entrepreneurs and business owners with an alternative to traditional private equity. Dr. Govignon is also a member of the board of directors of B-Scada, Inc. (OTC: SCDA), a company that has been developing software and hardware products since June 2021. Govignon had been a director of Strong Global Entertainment, Inc. (NYSE: SGE), a corporation focused on supplying screens and providing technical support services to the cinema exhibition industry, theme parks, and other entertainment-related markets from January 2022 to September 2024. From April 2022 to September 2024, Dr. Govignon served as a member of the board of directors of FG Acquisition Corp (TSX: FGAA.U), a special purpose acquisition company that merged with Strong/MDI Screen Systems, Inc. and was renamed Saltire Capital Ltd. (TSX: SLT). Since October 2023, Dr. Govignon has served as a member of the boards of directors of FG Merger II Corp., which is a special purpose acquisition company in the process of searching for a business combination target. Dr. Govignon served as a member of the board of directors of GreenFirst Forest Products, Inc. (TSXV: GFP), a public company focused on forest product investments, from January 2019 to December 2021. Dr. Govignon also served as a Trustee of the StrongVest ETF Trust (US: CWAI), which invested in a diversified portfolio of corporate bonds with varying maturities and equity securities from 2017 to 2019. Dr. Govignon has worked in the healthcare and pharmaceutical industry in various management and pharmacy positions for over 20 years, most recently with ShopRite Pharmacy since 2022 and previously with CVS Health Corporation (2022-2019 and from 2013-2017), with Acme Markets Inc. (2017-2019) and Rite Aid Corporation (2001-2013).

Dr. Govignon received a Bachelor of Science in Pharmacy and a Doctor of Pharmacy from the University of the Sciences in Philadelphia. Dr. Govignon is currently pursuing a Master of Business Administration from the Jack Welch Management Institute. Dr. Govignon’s managerial experience, combined with his expertise in investing and financial analysis, makes him qualified to serve on our Board of Directors.

Andrew B. McIntyre [Member]
SPAC Sponsor [Line Items]
Experience and Involvement in Other SPACs [Text Block]

Our director, Andrew B. McIntyre, served as a director FG Acquisition Corp (TSX: FGAA.U), a special purpose acquisition company which merged with Strong/MDI Screen Systems, Inc. and was renamed Saltire Capital Ltd. (TSX: SLT). Mr. McIntyre is a member of the board of directors of FG Merger II Corp., a special purpose acquisition company that entered into a business combination agreement with Boxabl Inc. and is currently in the process of completing its initial business combination. In addition, Mr. McIntyre is also a member of the board of directors of FG Merger III Corp., a special purpose acquisition company that is currently in the process of completing its initial public offering.

Material Roles and Responsibilities [Text Block]

Andrew B. McIntyre has served as our director since September, 2025. Mr. McIntyre is Managing Director of Segwin Consulting Ltd., a consultancy specializing in M&A advisory and strategy development for B2B clients and in the development of HNW family offices. From November 2021 to September 2024, Mr. McIntyre served as a director and audit committee member of the FG Acquisition Corp. (TSX: FGAA.U), a special purpose acquisition company which merged with Strong/MDI Screen Systems, Inc. and was renamed Saltire Capital Ltd. (TSX: SLT). Since September 2024, Mr. McIntyre has served as a director of Saltire Capital Ltd and, since October 2023, he has served as a member of the board of directors of FG Merger II Corp., a special purpose acquisition company that is the process of searching for a business combination target. Mr. McIntyre served as Director of GreenFirst Forest Products Inc. (TSXV: GFP) (formerly Itasca Capital Ltd.), a public company focused on investments in the forest products industry, from June 2016 to December 2021. During his tenure as a director of GreenFirst Forest Products, Inc., Mr. McIntyre also served as a member of its audit committee. From July 2022 through December 2023, Mr. McIntyre was Senior Advisor at Deloitte LLP. Mr. McIntyre served Sofina Foods Inc. as Senior Vice President, Finance from September 2019 to June 2022. From October 2016 to August 2019, Mr. McIntyre served Samuel, Son & Co. Limited in the role of Vice President, Corporate Development. Previously, Mr. McIntyre was Vice President, Corporate Development at Vicwest Inc. Mr. McIntyre has served on the Boards of Directors of Burloak Technologies Inc., Pre-Insulated Metal Technologies Inc., BBi Enterprises Inc., MDS Capital Company and the Orthopaedic & Arthritic Institute. Mr. McIntyre’s formal designations include ICD.D., Chartered Financial Analyst, Master of Business Administration from the Schulich School of Business and P. Eng.

D. Kyle Cerminara [Member]
SPAC Sponsor [Line Items]
Experience and Involvement in Other SPACs [Text Block]

Our senior advisor, D. Kyle Cerminara, served as chairman of the board of directors of FG Merger II Corp a special purpose acquisition company that entered into a business combination agreement with Boxabl Inc. and is currently in the process of completing its initial business combination, and upon his resignation as chairman of the board of directors in January 2025, he has served as senior advisor to the board of directors. Mr. Cerminara has also served as chairman of the board of directors of FG Acquisition Corp. (TSX: FGAA.U), a special purpose acquisition company which merged with Strong/MDI Screen Systems, Inc. and was renamed Saltire Capital Ltd. (TSX: SLT); as a director of Aldel Financial Inc. (NYSE: ADF), a special purpose acquisition company co-sponsored by FG Nexus, which merged with Hagerty Inc. (NYSE: HGTY); as Director and President of FG New America Acquisition Corp. (NYSE: FGNA), a special purpose acquisition company, which merged with OppFi Inc. (NYSE: OPFI); and as a senior advisor to FG Merger Corp. (NASDAQ: FGMC), a special purpose acquisition company, which merged with iCoreConnect, Inc. (NASDAQ: ICCT). Mr. Cerminara also serves a senior advisor to the board of directors of FG Merger III Corp., a special purpose acquisition company that is currently in the process of completing its initial public offering.

Material Roles and Responsibilities [Text Block]

D. Kyle Cerminara has served as our senior advisor since September 2025. Mr. Cerminara has over 20 years’ experience as an institutional investor, asset manager, director, chief executive, founder and operator of multiple financial services and technology businesses. Mr. Cerminara co-founded Fundamental Global in 2012 and serves as its Chief Executive Officer.

Mr. Cerminara is the Chairman and Chief Executive Officer of FG Nexus Inc. (NASDAQ: FGNX) (formerly known as Fundamental Global Inc., FG Financial Group, Inc. and as 1347 Property Insurance Holdings, Inc.), which operates as an Ethereum Treasury Company and previously as a reinsurance and asset management company. He has been the Chairman of the board of directors of FG Nexus since May 2018, and he has served as its CEO since its merger with FG Group Holdings, Inc. (NYSE American: FGH) in February 2024; previously Mr. Cerminara also served as the Principal Executive Officer of FG Nexus from March 2020 to June 2020. Since its founding in July 2022, Mr. Cerminara has served as the Chairman and President of FG Communities, Inc., a corporation created to preserve and improve affordable housing through ownership and management of manufactured housing communities. Since August 2020, Mr. Cerminara has been a member of the board of directors of Firefly Systems, Inc., a venture backed digital advertising company. From October 2021 to September 2024, Mr. Cerminara served as the Chairman of the board of directors of FG Acquisition Corp. (TSX:FGAA.U), a special purpose acquisition company which merged with Strong/MDI Screen Systems, Inc., and was renamed Saltire Capital Ltd. (TSX: SLT). Since September 2024, Mr. Cerminara serves as Vice-Chairman of Saltire Capital Ltd. From October 2023 to January 2025, Mr. Cerminara served as Chairman of the board of directors of FG Merger II Corp., a special purpose acquisition company in the process of searching for a business combination target, and upon his resignation as Chairman of the board of directors in January 2025, he has served as senior advisor to the board of directors. From November 2023 to May 2025, Mr. Cerminara served as the Chairman of the board of directors of FG Merger III Corp., a special purpose acquisition company that is in the process of completing its initial public offering and is focused on searching for a target company in the financial services sector. Since May 2025, Mr. Cerminara serves as a senior advisor to FG Merger III Corp.

From February 2015 until February 2024, Mr. Cerminara served as a director of FG Group Holdings Inc. (NYSE American: FGH), a holding company with diverse business activities focused on serving the entertainment and retail markets that merged with FG Nexus in February 2024; he served as its Chairman from May 2015 until February 2024; and he previously served as its Chief Executive

Officer from November 2015 through April 2020. Mr. Cerminara served as the Chairman of Strong Global Entertainment, Inc. (NYSE American: SGE), a leader in the entertainment industry providing mission critical products and services to cinema exhibitors and entertainment venues, from March 2022 until it was acquired by FG Nexus in September 2024. Mr. Cerminara served as a director of BK Technologies Corporation (NYSE American: BKTI) from July 2015 through December 2023, and served as its Chairman from July 2022 through December 2023 and previously from March 2017 until April 2020. From February 2022 to August 2023, Mr. Cerminara served as a senior advisor to FG Merger Corp. (NASDAQ: FGMC), a special purpose acquisition company, which merged with iCoreConnect, Inc. (NASDAQ: ICCT), a market leading, cloud-based software and technology company focused on increasing workflow productivity and customer profitability through its enterprise and healthcare workflow platform of applications and services. From April 2021 to December 2021, Mr. Cerminara served as a director of Aldel Financial Inc. (NYSE: ADF), a special purpose acquisition company co-sponsored by Fundamental Global, which merged with Hagerty Inc. (NYSE: HGTY), a leading specialty insurance provider focused on the global automotive enthusiast market. From July 2020 to July 2021, Mr. Cerminara served as Director and President of FG New America Acquisition Corp. (NYSE: FGNA), a special purpose acquisition company, which merged with OppFi Inc. (NYSE: OPFI), a leading financial technology platform that powers banks to help everyday consumers gain access to credit. He served on the board of directors of GreenFirst Forest Products Inc. (TSXV: GFP) (formerly Itasca Capital Ltd.), a public company focused on investments in the forest products industry, from June 2016 to October 2021 and was appointed Chairman from June 2018 to June 2021; Limbach Holdings, Inc. (NASDAQ: LMB), a company which provides building infrastructure services, from March 2019 to March 2020; Iteris, Inc. (NASDAQ: ITI), a publicly-traded, applied informatics company, from August 2016 to November 2017; Magnetek, Inc., a publicly-traded manufacturer, in 2015; and blueharbor bank, a community bank, from October 2013 to January 2020. He served as a Trustee and President of StrongVest ETF Trust, which was an open-end management investment company, from July 2016 to March 2021. Previously, Mr. Cerminara served as the Co-Chief Investment Officer of CWA Asset Management Group, LLC, a position he held from January 2013 to December 2020.

Prior to these roles, Mr. Cerminara was a Portfolio Manager at Sigma Capital Management, an independent financial adviser, from 2011 to 2012, a Director and Sector Head of the Financials Industry at Highside Capital Management from 2009 to 2011, and a Portfolio Manager and Director at CR Intrinsic Investors from 2007 to 2009. Before joining CR Intrinsic Investors, Mr. Cerminara was a Vice President, Associate Portfolio Manager and Analyst at T. Rowe Price (NASDAQ: TROW) from 2001 to 2007, where he was named amongst Institutional Investor’s Best of the Buy Side Analysts in November 2006, and an Analyst at Legg Mason from 2000 to 2001.

Mr. Cerminara received an MBA degree from the Darden Graduate School of Business at the University of Virginia and a B.S. in Finance and Accounting from the Smith School of Business at the University of Maryland, where he was a member of Omicron Delta Kappa, an NCAA Academic All American and Co-Captain of the men’s varsity tennis team. He also completed a China Executive Residency at the Cheung Kong Graduate School of Business in Beijing, China. Mr. Cerminara holds the Chartered Financial Analyst (CFA) designation.